Basis of Presentation and General Information (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Date of Incorporation		May 19, 2010
Entity incorporation, Country name		The Republic of the Marshall Islands
Initial public offering date		Apr. 19, 2011
Trading Symbol		TEUFF
OTCQX MARKETPLACE | Common Stock
Trading Symbol	TEUFF
Other OTC Market | Preferred Stock
Trading Symbol	TEUCF
Chief Executive Officer
Ownership percentage by CEO	13.10%	13.10%
Paragon Shipping Inc. | NASDAQ CAPITAL MARKET
Trading Symbol		PRGN